OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
OPERATING SEGMENT INFORMATION
OPERATING SEGMENT INFORMATION

NOTE 42 - OPERATING SEGMENT INFORMATION

The information by business segment for December 31, 2019 is as follows:

	12/31/2019

	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	194,692	19,833,995	8,756,808	(1,059,968)	27,725,527
Costs	(67,019)	(6,866,912)	(865,397)	1,021,509	(6,777,819)
Operating expenses	(3,648,322)	(6,354,559)	(4,561,399)	900,756	(13,663,524)
Operating result before the financial result	(3,520,649)	6,612,524	3,330,012	862,297	7,284,184
Financial result	(253,165)	(1,604,727)	(223,134)	—	(2,081,026)
Interest revenue	2,121,894	2,272	2,778	(1,250,732)	876,212
Interest expense	(2,899,211)	(1,580,732)	(630,485)	1,250,732	(3,859,696)
Other financial revenue and expenses	524,152	(26,267)	404,573	—	902,458
Result of Equity Holdings	1,140,733	—	—	—	1,140,733
Other revenue and expenses	24,715	—	—	—	24,715
Current and deferred income tax and social contributions	(113,668)	(79,007)	1,282,937	—	1,090,262
Period net earnings (losses)	(2,722,034)	4,928,790	4,389,815	862,297	7,458,868

	12/31/2018 (Revised)

	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	261,355	17,433,979	9,183,074	(1,106,103)	25,772,305
Costs	(226,879)	(5,107,440)	(1,275,820)	1,073,076	(5,537,063)
Operating expenses	(2,212,402)	1,222,410	(4,545,256)	1,220,305	(4,314,943)
Operating result before the financial result	(2,177,926)	13,548,949	3,361,998	1,187,278	15,920,299
Financial result	2,166,025	(1,769,920)	(1,770,736)	—	(1,374,631)
Interest revenue	3,672,441	2,199	2,688	(1,034,721)	2,642,607
Interest expense	(1,749,769)	(1,675,239)	(869,900)	1,034,721	(3,260,187)
Other financial revenue and expenses	243,353	(96,880)	(903,524)	—	(757,051)
Result of Equity Holdings	1,384,850	—	—	—	1,384,850
Current and deferred income tax and social contributions	(853,448)	(1,210,107)	(420,163)	—	(2,483,718)
Period net earnings	519,501	10,568,922	1,171,099	1,187,278	13,446,800

	12/31/2017
	Administration	Generation	Transmission	Eliminations	Total
Net operating revenue	215,936	19,913,806	10,126,304	(814,714)	29,441,332
Costs	(3,911,372)	(5,439,815)	(917,245)	808,483	(9,459,949)
Operating expenses/reversals	49,758	(12,418,611)	(4,092,265)	6,231	(16,454,887)
Operating result before the financial result	(3,645,678)	2,055,380	5,116,794	—	3,526,496
Financial result	1,046,195	(1,739,939)	(1,042,372)	—	(1,736,116)
Interest revenue	3,406,499	17,797	22,642	(1,710,284)	1,736,654
Interest expense	(2,589,855)	(1,756,033)	(1,202,650)	1,710,284	(3,838,254)
Other financial revenue and expenses	(1,862,839)	3,478,175	2,222,380	—	3,837,716
Result of Equity Holdings	1,167,484	—	—	—	1,167,484
Current and deferred income tax and social contributions	(562,900)	(229,648)	(718,086)	—	(1,510,634)
Period net earnings (losses)	(1,994,899)	85,793	3,356,336	—	1,447,230

The elimination column presents the adjustments made between the Company's segments, reconciling the balances disclosed by each segment. There are no reconciliations arising from differences in accounting practice.

Gross revenue from external customers by segment before tax deductions:

	12/31/2019
	Generation	Transmission	Total
Power Supply for Distribution Companies	15,870,784	—	15,870,784
Power Supply for End Consumers	2,282,200	—	2,282,200
CCEE	1,353,218	—	1,353,218
Revenue from operation and maintenance	3,549,019	4,156,349	7,705,368
Construction revenue	49,353	521,348	570,701
Financial effect of Itaipu	269,432	—	269,432
Contract revenue - Transmission	—	793,239	793,239
Financial Return on Investments - RBSE	—	4,072,993	4,072,993
Total gross revenue	23,374,006	9,543,929	32,917,935

	12/31/2018 (Revised)
	Generation	Transmission	Total
Power Supply for Distribution Companies	13,268,869	—	13,268,869
Power Supply for End Consumers	2,319,857	—	2,319,857
CCEE	1,296,526	—	1,296,526
Revenue from operation and maintenance	2,708,451	4,083,956	6,792,407
Construction revenue	34,295	678,408	712,703
Financial effect of Itaipu	511,079	—	511,079
Contract revenue - Transmission	—	643,208	643,208
Financial Return on Investments - RBSE	—	4,462,260	4,462,260
Total gross revenue	20,139,077	9,867,832	30,006,909

	12/31/2017
	Generation	Transmission	Total
Power Supply for Distribution Companies	15,932,406	—	15,932,406
Power Supply for End Consumers	2,554,279	—	2,554,279
CCEE	1,006,114	—	1,006,114
Revenue from operation and maintenance	2,198,347	3,319,935	5,518,282
Construction revenue	52,836	917,447	970,283
Financial effect of Itaipu	626,135	—	626,135
Contract revenue - Transmission	—	1,139,816	1,139,816
Financial Return on Investments - RBSE	—	4,922,827	4,922,827
Total gross revenue	22,370,117	10,300,025	32,670,142

Inter-segment Revenue:

	12/31/2019
	Administration	Generation	Transmission	Total
Supply (sale) of Electricity from the generation segment	—	349,374	—	349,374
Revenue of transmission - O&M from the segment of generation	—	—	672,135	672,135
Interest revenue from the segment of generation	877,512	—	—	877,512
Interest revenue from the segment of transmission	373,220	—	—	373,220
Total	1,250,732	349,374	672,135	2,272,241

	12/31/2018
	Administration	Generation	Transmission	Total
Supply (sale) of Electricity from the generation segment	—	362,969	—	362,969
Revenue of transmission - O&M from the segment of generation	—	—	710,107	710,107
Interest revenue from the segment of generation	621,543	—	—	621,543
Interest revenue from the segment of transmission	413,178	—	—	413,178
Total	1,034,721	362,969	710,107	2,107,797

	12/31/2017
	Administration	Generation	Transmission	Total
Supply (sale) of Electricity from the generation segment	—	637,414	—	637,414
Revenue of transmission - O&M from the segment of generation	—	—	407,879	407,879
Interest revenue from the segment of generation	713,620	—	—	713,620
Interest revenue from the segment of transmission	850,747	—	—	850,747
Total	1,564,367	637,414	407,879	2,609,660

Addition to non-current assets by segment:

	12/31/2019
	Administration	Generation	Transmission	Total
Fixed assets	111,856	2,358,752	—	2,470,608
Intangible assets	75,886	1,219	30	77,135
Total	187,742	2,359,971	30	2,547,713

	12/31/2018
	Administration	Generation	Transmission	Total
Fixed assets	87,104	1,980,845	—	2,067,949
Intangible assets	146,407	24,948	51	171,406
Total	233,511	2,005,793	51	2,239,355

	12/31/2017
	Administration	Generation	Total
Fixed assets	94,615	1,977,076	2,071,691.49
Intangible assets	262,194	96,916	359,110
Total	356,809	2,073,992	2,430,801

Non-current assets by segment:

	12/31/2019
	Administration	Generation	Transmission	Total
Fixed assets	1,545,786	31,770,088	—	33,315,874
Intangible assets	553,008	99,941	2,092	655,041
Total	2,098,794	31,870,029	2,092	33,970,915

	12/31/2018
	Administration	Generation	Transmission	Total
Fixed assets	1,468,494	30,901,898	—	32,370,392
Intangible assets	564,732	68,990	15,929	649,651
Total	2,033,226	30,970,888	15,929	33,020,043

	12/31/2017
	Administration	Generation	Transmission	Total
Fixed assets	1,697,310	25,218,110	—	26,915,420
Intangible assets	402,739	185,521	83,837	672,097
Total	2,100,049	25,403,631	83,837	27,587,517

Items that do not affect cash by segment:

	Administration	Generation	Total
Depreciation and amortization	251,545	1,555,884	1,807,429
Constitution (Reversal) of onerous contract	—	179,003	179,003
Provision fo recoverable assets (impairment)	—	121,581	121,581
Total	251,545	1,856,468	2,108,013

	12/31/2018
	Administration	Generation	Transmission	Total
Depreciation and amortization	160,123	1,541,867	—	1,701,990
Constitution (Reversal) of onerous contract	—	(1,353,849)	—	(1,353,849)
Provision fo recoverable assets (impairment)	(42,634)	(6,458,393)	(45,021)	(6,546,048)
Total	117,489	(6,270,375)	(45,021)	(6,197,907)

	12/31/2017
	Administration	Generation	Transmission	Total
Depreciation and amortization	157,722	1,366,184	—	1,523,906
Constitution (Reversal) of onerous contract	—	(612,425)	18,102	(594,323)
Provision of recoverable assets (impairment)	213,488	1,618,759	(1,107,481)	724,766
Total	371,210	2,372,518	(1,089,379)	1,654,349